Provisions - Reconciliation of Changes in Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 1,643,000	$ 1,571,000		$ 1,715,000
Arising (released) during the year	822,000	470,000		284,000
Released (used) during the year	(90,000)	0		(373,000)
Released (unused) during the year	(238,000)	(411,000)		47,000
Total, end of period	2,137,000	1,643,000		1,571,000
Current	0	89,000		0		$ 352,000
Non-current Provisions	2,137,000	1,554,000	[1]	1,571,000	[1]	1,363,000
Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period				2,041,000
Current						352,000
Non-current Provisions						1,689,000
Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	13,000	(8,000)		(326,000)
Total, end of period		13,000		(8,000)
Non-current Provisions		14,000		(8,000)		$ (326,000)
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	834,000	729,000		664,000
Arising (released) during the year	(28,000)	92,000		94,000
Released (used) during the year	0	0		(21,000)
Released (unused) during the year	0	0		0
Total, end of period	806,000	834,000		729,000
Post- employment benefits | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period				990,000
Post- employment benefits | Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	13,000	(8,000)		(326,000)
Total, end of period		13,000		(8,000)
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	809,000	842,000		1,051,000
Arising (released) during the year	850,000	378,000		190,000
Released (used) during the year	(90,000)	0		(352,000)
Released (unused) during the year	(238,000)	(411,000)		47,000
Total, end of period	1,331,000	809,000		842,000
Other provisions | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period				1,051,000
Other provisions | Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 0	0		0
Total, end of period		$ 0		$ 0

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2